Derivative Financial Instruments	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
14.	Derivative Financial Instruments

The following tables summarize information regarding Nucor’s derivative instruments (in thousands):

Fair Value of Derivative Instruments
		Fair Value at December 31,
	Consolidated Balance Sheet Location	2014	2013
Asset derivatives not designated as hedging instruments:
Commodity contracts	Other current assets	$1,856	$—
Foreign exchange contracts	Other current assets	372	—

Total asset derivatives		$2,228	$—

Liability derivatives designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	(6,400)	—
Commodity contracts	Deferred credits and other liabilities	(6,300)	—

Total liability derivatives designated as hedging instruments		(12,700)	—
Liability derivatives not designated as hedging instruments:
Commodity contracts	Accrued expenses and other current liabilities	—	(553)
Foreign exchange contracts	Accrued expenses and other current liabilities	—	(2)

Total liability derivatives not designated as hedging instruments		—	(555)
Total liability derivatives		$(12,700)	$(555)

The Effect of Derivative Instruments on the Consolidated Statements of Earnings

Derivatives Designated as Hedging Instruments (in thousands)

Derivatives in Cash Flow Hedging Relationships	Statement of Earnings Location	Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)			Amount of Gain or (Loss), net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)
		2014	2013	2012	2014	2013	2012	2014	2013	2012
Commodity contracts	Cost of products sold	$(8,542)	$—	$(2,264)	$(542)	$—	$(42,515)	$—	$—	$500

Derivatives Not Designated as Hedging Instruments (in thousands)
Derivatives Not Designated as Hedging Instruments	Statement of Earnings Location	Amount of Gain or (Loss) Recognized in Earnings on Derivatives
		2014	2013	2012
Commodity contracts	Cost of products sold	$1,890	$4,622	$1,321
Foreign exchange contracts	Cost of products sold	748	112	198

Total		$2,638	$4,734	$1,519

At December 31, 2014, natural gas swaps covering approximately 15.6 million MMBTUs (extending through February 2017) were outstanding.